COMMON STOCK AND COMMON STOCK WARRANTS (Details Narrative) - USD ($)						1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 03, 2024	Aug. 12, 2024	May 06, 2024	Jan. 01, 2021	Feb. 02, 2018	Aug. 20, 2024	Apr. 26, 2024	Mar. 18, 2024	Sep. 30, 2024	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	May 10, 2024	Jul. 21, 2021	Jan. 17, 2019	Dec. 31, 2017
Description of Shares registered in the s-1 registration statement												the Company has raised $1,250,000 (25,000,000 shares issued) through a registered offering for $1,250,000 which was registered with the SEC through an S1 registration statement which went effective on April 23, 2019
Common Stock, Shares Authorized									465,000,000		465,000,000	465,000,000	465,000,000
Common shares outstanding									109,081,270		109,081,270	130,397,550
Shares issued par value									$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Principal amount for conversion												$ 10,000
Shares issued for service, amount									$ 4,000	$ 16,000
Common subscription shares issued to accredited investors, shares	400,000											19,154,465	16,104,420
Share price												$ 0.25
Common shares issued, value											$ 10,000	$ 10,000
Common stock, shares issued									109,081,270		109,081,270	130,397,550	127,881,300	106,397,550
Common shares issued, shares												40,000
Convertible note payable									$ 1,345,495		$ 1,345,495	$ 820,250	$ 545,250
Accounts payable									944,575		944,575	$ 879,943	$ 629,079
Common stock warrants one [Member]
Share price			$ 0.10			$ 0.10		$ 0.10
Common shares issued, value			$ 15,884			$ 9,991		$ 77,623
Warrants exercisable			$ 2.00			$ 2.00		$ 2.00
Common shares issued, shares			160,000			100,000		800,000
Volatility			276.00%			329.00%		236.00%
Expected term			5 years			5 years		5 years
Risk free interest rate			4.50%			3.69%		4.34%
Convertible promissory note three
Shares issued for service, shares							18,000
Accounts payable									$ 4,500		$ 4,500
The Hillyer Group Inc [Member]
Common stock, shares issued									50,000		50,000				60,000	400,000
Consultant [Member]
Common shares issued, value		$ 10,000									$ 2,925
Common shares issued, shares		40,000
Subscription Agreements [Member]
Common subscription shares issued to accredited investors, shares													18,160,000
Shares issued for consideration, amount													$ 10,000
Common stock, subscriptions, value													$ 1,811,001
Restricted Stock [Member]
Shares issued par value													$ 0.10
Shares issued for service, shares												250,000	8,350,000
Shares price per shares												$ 0.10	$ 0.10
Shares issued for service, amount												$ 25,000	$ 835,000
Share price													$ 0.10
Recognized shares issued amount													$ 238,000
Shares to be issued for settlement of accounts payable													$ 40,000
Total Restricted Shares issued													2,780,000
Oprating expences													$ 2,000
Convertible note payable													$ 2,000
Restricted Stock [Member] | Convertible Notes Payable [Member]
Principal amount for conversion											$ 591,786	$ 10,000
Share price									$ 0.25		$ 0.25	$ 0.50
Common shares issued, value											$ 491,786	$ 10,000
Common shares issued, shares											2,555,720	20,000
Restricted Stock [Member] | Convertible Notes Payable One [Member]
Principal amount for conversion												$ 25,000
Share price												$ 0.25
Common shares issued, value												$ 55,000
Common shares issued, shares												200,000
Restricted Stock [Member] | Convertible notes payable Two [Member]
Principal amount for conversion												$ 55,000
Share price												$ 0.10
Common shares issued, value												$ 10,000
Common shares issued, shares												16,250
Restricted Stock [Member] | Regulation D Offering 1 [Member]
Share price												$ 0.10
Common shares issued, value												$ 73,000
Common shares issued, shares												730,000
Restricted Stock [Member] | Regulation D Offering 2 [Member]
Share price												$ 0.10
Common shares issued, value												$ 157,000
Common shares issued, shares												1,570,000
Restricted Stock [Member] | Regulation D Offering 3 [Member]
Share price												$ 0.10
Common shares issued, value												$ 9,000
Common shares issued, shares												90,000
Restricted Stock [Member] | Regulation D offering 4 [Member]
Share price												$ 0.10
Common shares issued, value												$ 4,000
Common shares issued, shares												40,000
Restricted Stock 1 [Member]
Shares issued for service, shares											1,020,000	100,000
Shares price per shares									$ 0.10		$ 0.10	$ 0.10
Shares issued for service, amount											$ 93,000	$ 10,000
Restricted Stock 2 [Member]
Shares issued for service, shares												30,000
Shares price per shares												$ 0.10
Shares issued for service, amount												$ 3,000
Restricted Stock 3 [Member]
Shares issued for service, shares												30,000
Shares price per shares												$ 0.10
Shares issued for service, amount												$ 3,000
Restricted Stock 5 [Member]
Shares issued for service, shares												500,000
Shares price per shares												$ 0.10
Shares issued for service, amount												$ 50,000
Restricted Stock 6 [Member]
Shares issued for service, shares												100,000
Shares price per shares												$ 0.10
Shares issued for service, amount												$ 10,000
Restricted Stock 7 [Member]
Shares issued for service, shares												10,000
Shares price per shares												$ 0.10
Shares issued for service, amount												$ 1,000
Restricted Stock 8 [Member]
Shares issued for service, shares												500,000
Shares price per shares												$ 0.10
Shares issued for service, amount												$ 50,000
Restricted Stock 9 [Member]
Shares issued for service, shares												50,000
Shares price per shares												$ 0.10
Shares issued for service, amount												$ 5,000
Elite Beverage International [Member]
Common Stock, Shares Authorized																	400,000,000
Shares issued par value				$ 0.0001								$ 0.0001	$ 0.0001				$ 0.0001
Business acquisition transaction description					50,000,000 common shares of Elite Performance Holding, Corp., in exchange for 100,000,000 common shares of Elite Beverage International, Inc.
Common shares issued, value				$ 500
Common shares issued, shares				5,000,000